Trade and Other Receivables - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables
Trade receivables	€ 645,113	€ 608,688
Other receivables	27,444	10,050
Personnel	1,123	770
Advance payments	4,150	19,033
Taxation authorities, VAT recoverable	32,587	38,719
Other public entities	9,629	4,609
Other receivables	74,933	73,181
Current income tax assets	47,213	56,782
Trade and other receivables	767,259	738,651
Gross carrying amount
Trade and Other Receivables
Trade receivables	449,139	478,597
Receivables from associates	227,550	162,382
Accumulated impairment
Trade and Other Receivables
Trade receivables	€ 31,576	€ 32,291